Loans and borrowings - Terms and conditions of Mezzanine debt facility (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 30, 2023 USD ($) shares	Mar. 10, 2023 USD ($) item D $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 16, 2023 $ / shares shares	Apr. 14, 2023 $ / shares	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Loans and borrowings
Number of shares purchased for each warrant | shares				1
Ordinary shares, Par value (in dollars per share) | $ / shares					$ 0.0001
Exercise price of warrants | $ / shares				$ 11.50
Fair value of compound embedded derivative	$ 77,655		$ 77,655			$ 7,443	$ 8,440
Financial liability	$ 809,219		809,219			290,151	262,574
Mezz Warrants
Loans and borrowings
Number of transferrable share purchase warrants issued | shares	3,187,500
Financial liabilities at fair value through profit or loss
Loans and borrowings
Financial liability	$ 292,985		292,985			7,442	8,440
Financial liabilities measured at amortised cost
Loans and borrowings
Financial liability	516,234		516,234			$ 282,709	$ 254,134
Mezzanine Debt Facility
Loans and borrowings
Total funding available to the Group		$ 135,000
Number of transferrable share purchase warrants issued | shares		3,187,500
Number of shares purchased for each warrant | shares		1
Ordinary shares, Par value (in dollars per share) | $ / shares		$ 0.0001
Exercise price of warrants | $ / shares		$ 12.50
Number of times by which ordinary shares trading price exceeds the exercise price of warrants, considered for acceleration of the exercise date of Mezz Warrants | item		2
Number of consecutive trading days, considered for acceleration of the exercise date of Mezz Warrants | D		20
Number of days written notice required for redemption of the borrowings | D		5
Prepayment interest premium (as a percent)		4.00%
Financial liability		$ 78,637
Discount and transaction costs incurred			3,700
Mezzanine Debt Facility | Mezz Warrants
Loans and borrowings
Fair value of compound embedded derivative		13,666
Mezzanine Debt Facility | Mezz Facility embedded derivative
Loans and borrowings
Fair value of compound embedded derivative		$ 42,697
Mezzanine Debt Facility | Financial liabilities at fair value through profit or loss | Mezz Warrants
Loans and borrowings
Fair value of compound embedded derivative	13,310		13,310
Discount and transaction costs incurred			100
Mezzanine Debt Facility | Financial liabilities at fair value through profit or loss | Mezz Facility embedded derivative
Loans and borrowings
Fair value of compound embedded derivative	$ 42,821		42,821
Discount and transaction costs incurred			300
Mezzanine Debt Facility | Financial liabilities measured at amortised cost
Loans and borrowings
Discount and transaction costs incurred			$ 3,300
Mezzanine Debt Facility | Minimum
Loans and borrowings
Interest rate in addition to Interest Rate Margin (as a percent)		2.00%